BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS	6 Months Ended
Jun. 30, 2024
General Information About Financial Statements [Abstract]
BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS	BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS
These consolidated financial statements have been prepared in accordance with International Accounting Standard ("IAS") 34 - Interim Financial Reporting, as issued by the International Accounting Standards Board ("IASB") and are expressed in United States ("US") dollars for reporting purposes. Certain information and footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by IASB, have been omitted or condensed and, therefore, these consolidated financial statements should be read in conjunction with the most recent annual consolidated financial statements for the year ended December 31, 2023. The results from operations for the interim period do not necessarily reflect the result expected for the full fiscal year. The Company’s sales have historically experienced substantial fluctuations from quarter to quarter, particularly considering that they have been mainly comprised of sales of school buses which are mainly driven by the school calendar. While the Company expects to continue to experience seasonal variations in its sales in the foreseeable future, management believes that the mix of product sales may vary considerably in the future, especially in connection with the Company’s execution of its growth strategy. As a result, it is difficult to predict if any historical trends will be reproduced in the future.
These consolidated financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for these interim periods. These adjustments are of a normal recurring nature.
2 - BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS (CONTINUED)
As at June 30, 2024, the Company had cash of $2,002,741 and accounts receivable and inventories net of trade and other payables of $221,802,353. In addition, as at June 30, 2024, the Company estimates that the total borrowing base under the Revolving Credit Agreement corresponds to $134,896,502, of which $112,200,000 was drawn, which translated into a total remaining availability of $22,696,502. Management of the Company believes that it has sufficient liquidity sources to meet its known obligations and liabilities coming due over the next 12 months as they become due. The Company will continue to actively evaluate different opportunities, including a capital raise, that may enable it to improve its liquidity and strengthen its financial position. Such opportunities may include certain refinancing initiatives related to its debt instruments and/or any other similar opportunities or alternatives.
The Company’s primary sources of liquidity are currently its cash on hand, cash it generates from the sale of its products and services, its working capital and funds available under its existing credit facilities and other borrowings. In assessing whether the going concern assumption is appropriate, management applies significant judgment and considers all available information about the future. In order to fund its operations and to meet its obligations as they become due, the Company may need to raise additional funds, and while the Company has been successful in securing financing in the past, the availability of additional funds to the Company will depend on a variety of factors, some of which are outside of its control, including dynamics impacting the industries in which the Company operates and the fact that the Company has raised substantial amounts of capital in the past. Additional funds may not be available to the Company on commercially reasonable terms or at all when needed.
These consolidated financial statements have been approved for issue by the Board of Directors on July 30, 2024.